Details of Certain Balance Sheet Accounts (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Prepaid expenses and other current assets
Restricted cash		$ 200	$ 100
Prepaid expenses		352	168
Other current assets		149	37
Total prepaid expenses and other current assets	1,348	701	305
Accrued expenses
Accrued bonus		4,552	3,810
Accrued expenses		2,300	754
Lease payable		87
Total accrued expenses		$ 6,939	$ 4,564